UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

DWS Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2012 (Unaudited)

DWS Blue Chip Fund
(Effective February 24, 2012 the Fund was acquired by DWS Core Equity Fund)
	Shares	Value ($)
Common Stocks 98.4%
Consumer Discretionary 11.7%
Auto Components 0.2%
Goodyear Tire & Rubber Co.* (a)	74,100	963,300
Lear Corp.	4,100	171,790

		1,135,090
Automobiles 1.0%
General Motors Co.* (a)	274,200	6,586,284
Hotels Restaurants & Leisure 1.2%
Starbucks Corp.	136,600	6,547,238
Wyndham Worldwide Corp.	39,000	1,550,640

		8,097,878
Household Durables 0.4%
Garmin Ltd. (a)	20,300	846,510
Whirlpool Corp. (a)	31,600	1,716,512

		2,563,022
Media 2.9%
CBS Corp. "B" (a)	368,300	10,489,184
Comcast Corp. "A"	60,900	1,619,331
Discovery Communications, Inc. "A"*	13,400	574,592
Gannett Co., Inc.	25,600	362,752
Interpublic Group of Companies, Inc.	71,300	736,529
McGraw-Hill Companies, Inc. (a)	8,100	372,600
News Corp. "A"	19,900	374,717
Omnicom Group, Inc.	12,700	579,247
Time Warner, Inc.	46,500	1,723,290
Viacom, Inc. "B"	40,400	1,900,416

		18,732,658
Multiline Retail 2.0%
Dillard's, Inc. "A" (a)	80,144	3,546,372
Macy's, Inc.	293,400	9,884,646

		13,431,018
Specialty Retail 2.6%
Aaron's, Inc. (a)	28,100	747,741
Best Buy Co., Inc. (a)	159,900	3,829,605
Genesco, Inc.*	2,700	164,889
Home Depot, Inc.	91,900	4,079,441
Limited Brands, Inc. (a)	59,700	2,499,042
Lowe's Companies, Inc.	137,600	3,691,808
The Gap, Inc.	57,400	1,089,452
TJX Companies, Inc.	17,600	1,199,264

		17,301,242
Textiles, Apparel & Luxury Goods 1.4%
VF Corp. (a)	68,500	9,007,065
Consumer Staples 9.0%
Beverages 0.1%
Anheuser-Busch InBev NV (ADR)	7,700	468,160
Food & Staples Retailing 2.3%
Costco Wholesale Corp. (a)	30,300	2,492,781
CVS Caremark Corp.	259,200	10,821,600
Whole Foods Market, Inc.	27,200	2,013,616

		15,327,997
Food Products 3.6%
Archer-Daniels-Midland Co.	79,000	2,261,770
Bunge Ltd.	8,900	509,703
ConAgra Foods, Inc.	28,300	754,761
Fresh Del Monte Produce, Inc.	21,000	514,080
Kraft Foods, Inc. "A"	340,500	13,041,150
Smithfield Foods, Inc.*	17,100	381,843
Tyson Foods, Inc. "A"	328,000	6,113,920

		23,577,227
Household Products 0.4%
Church & Dwight Co., Inc.	5,900	267,683
Kimberly-Clark Corp.	38,900	2,783,684

		3,051,367
Personal Products 0.5%
Herbalife Ltd.	44,800	2,593,024
Nu Skin Enterprises, Inc. "A" (a)	12,300	614,385

		3,207,409
Tobacco 2.1%
Philip Morris International, Inc.	183,400	13,712,818
Energy 12.6%
Energy Equipment & Services 1.7%
Nabors Industries Ltd.*	19,400	361,228
National Oilwell Varco, Inc. (a)	137,600	10,179,648
Transocean Ltd.	13,000	614,900

		11,155,776
Oil, Gas & Consumable Fuels 10.9%
Alpha Natural Resources, Inc.*	102,100	2,054,252
Apache Corp.	31,700	3,134,496
Canadian Natural Resources Ltd.	40,800	1,616,088
Chevron Corp. (a)	155,700	16,049,556
CNOOC Ltd. (ADR)	1,100	223,740
ConocoPhillips	174,300	11,889,003
CVR Energy, Inc.*	60,600	1,511,364
Denbury Resources, Inc.*	129,300	2,438,598
Exxon Mobil Corp.	15,000	1,256,100
Hess Corp.	27,100	1,525,730
HollyFrontier Corp.	14,500	425,430
Marathon Oil Corp. (a)	228,000	7,156,920
Murphy Oil Corp.	27,900	1,662,840
Occidental Petroleum Corp.	8,400	838,068
Petroleo Brasileiro SA (ADR)	10,900	332,995
Talisman Energy, Inc.	43,200	514,944
Tesoro Corp.* (a)	277,100	6,935,813
Valero Energy Corp.	451,000	10,819,490
W&T Offshore, Inc. (a)	31,900	689,359
Western Refining, Inc.	47,600	786,828

		71,861,614
Financials 14.4%
Capital Markets 1.3%
American Capital Ltd.*	42,400	348,528
Bank of New York Mellon Corp.	61,300	1,233,969
E*TRADE Financial Corp.*	82,500	675,675
Northern Trust Corp.	18,700	770,627
State Street Corp.	143,000	5,602,740

		8,631,539
Commercial Banks 2.6%
Banco Santander Brasil SA (ADR)	59,600	543,552
Bank of Montreal	6,200	360,344
BB&T Corp. (a)	11,700	318,123
Comerica, Inc.	41,700	1,153,839
KeyCorp	884,000	6,868,680
Regions Financial Corp.	341,400	1,782,108
SunTrust Banks, Inc.	20,700	425,799
Zions Bancorp. (a)	354,300	5,966,412

		17,418,857
Consumer Finance 2.9%
American Express Co.	32,200	1,614,508
Capital One Financial Corp. (a)	215,900	9,877,425
Discover Financial Services (a)	286,700	7,792,506

		19,284,439
Diversified Financial Services 1.4%
CME Group, Inc. "A"	1,600	383,216
IntercontinentalExchange, Inc.* (a)	31,500	3,606,120
JPMorgan Chase & Co.	49,600	1,850,080
The NASDAQ OMX Group, Inc.*	131,800	3,266,004

		9,105,420
Insurance 5.0%
ACE Ltd.	99,600	6,932,160
Aflac, Inc. (a)	238,300	11,493,209
Allied World Assurance Co. Holdings AG	20,400	1,255,212
Arch Capital Group Ltd.*	16,300	587,615
Chubb Corp. (a)	53,200	3,586,212
Hartford Financial Services Group, Inc.	10,400	182,208
Loews Corp.	4,800	179,088
MetLife, Inc.	94,300	3,331,619
PartnerRe Ltd.	13,000	850,460
The Travelers Companies, Inc.	72,500	4,226,750

		32,624,533
Real Estate Investment Trusts 1.2%
HCP, Inc. (REIT)	21,800	916,254
Public Storage (REIT)	6,100	847,046
Rayonier, Inc. (REIT) (a)	23,550	1,076,942
Simon Property Group, Inc. (REIT)	17,600	2,391,136
Ventas, Inc. (REIT) (a)	18,300	1,067,073
Weyerhaeuser Co. (REIT)	80,200	1,605,604

		7,904,055
Health Care 14.4%
Biotechnology 1.0%
Amgen, Inc.	36,200	2,458,342
Biogen Idec, Inc.*	33,200	3,914,944

		6,373,286
Health Care Providers & Services 6.3%
Aetna, Inc. (a)	237,700	10,387,490
AMERIGROUP Corp.*	5,600	380,856
Coventry Health Care, Inc.*	11,000	330,770
Humana, Inc.	119,200	10,611,184
UnitedHealth Group, Inc.	231,200	11,973,848
WellCare Health Plans, Inc.*	3,200	191,232
WellPoint, Inc. (a)	122,600	7,885,632

		41,761,012
Pharmaceuticals 7.1%
Abbott Laboratories	47,600	2,577,540
Bristol-Myers Squibb Co.	246,500	7,947,160
Eli Lilly & Co.	261,600	10,395,984
Forest Laboratories, Inc.*	98,700	3,136,686
Johnson & Johnson	4,800	316,368
Merck & Co., Inc.	147,800	5,654,828
Par Pharmaceutical Companies, Inc.*	26,500	956,915
Pfizer, Inc. (a)	679,300	14,537,020
Watson Pharmaceuticals, Inc.*	15,400	902,902

		46,425,403
Industrials 9.3%
Aerospace & Defense 3.8%
General Dynamics Corp.	119,100	8,236,956
Honeywell International, Inc.	51,900	3,012,276
Lockheed Martin Corp. (a)	13,800	1,136,016
Northrop Grumman Corp. (a)	142,700	8,283,735
Raytheon Co.	35,700	1,713,243
The Boeing Co. (a)	33,700	2,499,866

		24,882,092
Airlines 0.4%
Alaska Air Group, Inc.*	22,000	1,674,860
Southwest Airlines Co.	70,100	671,558
United Continental Holdings, Inc.* (a)	21,600	498,960

		2,845,378
Construction & Engineering 0.8%
Chicago Bridge & Iron Co. NV	31,800	1,354,044
EMCOR Group, Inc.	35,800	1,032,114
Fluor Corp.	33,000	1,855,920
Foster Wheeler AG*	10,400	233,584
KBR, Inc.	20,600	662,084

		5,137,746
Industrial Conglomerates 1.7%
3M Co.	30,500	2,644,655
Tyco International Ltd.	168,700	8,595,265

		11,239,920
Machinery 1.1%
AGCO Corp.*	62,100	3,162,753
Parker Hannifin Corp.	35,700	2,880,276
SPX Corp.	8,000	557,040
Timken Co.	9,600	468,768

		7,068,837
Professional Services 0.2%
Manpower, Inc.	13,300	533,463
Robert Half International, Inc. (a)	17,700	490,113

		1,023,576
Road & Rail 0.6%
Ryder System, Inc.	74,300	4,181,604
Trading Companies & Distributors 0.7%
W.W. Grainger, Inc. (a)	25,300	4,825,722
Information Technology 20.3%
Communications Equipment 2.1%
Cisco Systems, Inc.	349,700	6,864,611
Motorola Solutions, Inc.	25,800	1,197,378
Nokia Oyj (ADR) (a)	1,108,700	5,587,848

		13,649,837
Computers & Peripherals 3.8%
Apple, Inc.*	9,400	4,290,912
Dell, Inc.* (a)	794,700	13,692,681
Lexmark International, Inc. "A"	35,200	1,228,480
Western Digital Corp.*	168,600	6,128,610

		25,340,683
Electronic Equipment, Instruments & Components 1.2%
Arrow Electronics, Inc.*	48,500	2,002,565
Avnet, Inc.*	26,800	934,516
Tech Data Corp.* (a)	41,000	2,128,720
Vishay Intertechnology, Inc.* (a)	223,400	2,743,352

		7,809,153
Internet Software & Services 2.6%
AOL, Inc.* (a)	36,700	594,907
eBay, Inc.*	252,400	7,975,840
Google, Inc. "A"*	4,700	2,726,517
IAC/InterActiveCorp. (a)	125,400	5,400,978
Yahoo!, Inc.*	24,700	382,109

		17,080,351
IT Services 5.2%
Automatic Data Processing, Inc.	96,900	5,308,182
Cognizant Technology Solutions Corp. "A"*	18,900	1,356,075
Computer Sciences Corp.	72,844	1,881,560
Fiserv, Inc.*	40,900	2,572,201
International Business Machines Corp.	87,600	16,871,760
Total System Services, Inc.	47,000	1,007,680
Visa, Inc. "A"	30,200	3,039,328
Western Union Co.	110,300	2,106,730

		34,143,516
Semiconductors & Semiconductor Equipment 3.4%
Applied Materials, Inc.	552,200	6,781,016
GT Advanced Technologies, Inc.* (a)	74,200	639,604
Intel Corp. (a)	312,400	8,253,608
Kulicke & Soffa Industries, Inc.*	91,500	989,115
Micron Technology, Inc.*	581,702	4,415,119
NVIDIA Corp.*	21,300	314,601
OmniVision Technologies, Inc.* (a)	51,200	681,472

		22,074,535
Software 2.0%
Activision Blizzard, Inc. (a)	403,700	4,981,658
ANSYS, Inc.*	25,100	1,518,299
Electronic Arts, Inc.*	108,700	2,018,559
Microsoft Corp.	161,400	4,766,142

		13,284,658
Materials 4.9%
Chemicals 3.0%
CF Industries Holdings, Inc.	59,500	10,554,110
LyondellBasell Industries NV "A"	17,400	749,940
Monsanto Co.	77,400	6,350,670
OM Group, Inc.*	21,800	591,434
PPG Industries, Inc.	13,400	1,200,372

		19,446,526
Metals & Mining 1.2%
ArcelorMittal (a)	101,800	2,088,936
BHP Billiton Ltd. (ADR)	22,200	1,763,568
BHP Billiton PLC (ADR)	27,600	1,858,308
Coeur d'Alene Mines Corp.*	16,700	461,922
Hecla Mining Co. (a)	69,900	367,674
Kinross Gold Corp.	18,800	212,252
Rio Tinto PLC (ADR)	19,000	1,148,740

		7,901,400
Paper & Forest Products 0.7%
Domtar Corp. (a)	53,300	4,604,054
International Paper Co.	8,200	255,348

		4,859,402
Telecommunication Services 1.0%
Diversified Telecommunication Services 0.8%
AT&T, Inc.	109,400	3,217,454
Verizon Communications, Inc. (a)	42,700	1,608,082

		4,825,536
Wireless Telecommunication Services 0.2%
China Mobile Ltd. (ADR)	24,900	1,271,892
Sprint Nextel Corp.*	114,400	242,528

		1,514,420
Utilities 0.8%
Independent Power Producers & Energy Traders 0.3%
NRG Energy, Inc.* (a)	134,633	2,272,605
Multi-Utilities 0.5%
Ameren Corp.	81,300	2,572,332
Wisconsin Energy Corp. (a)	11,700	397,800

		2,970,132

Total Common Stocks (Cost $590,702,399)		647,122,798
Securities Lending Collateral 23.3%
Daily Assets Fund Institutional, 0.24% (b) (c) (Cost $153,628,442)	153,628,442	153,628,442
Cash Equivalents 1.5%
Central Cash Management Fund, 0.07% (b) (Cost $10,062,088)	10,062,088	10,062,088

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $754,392,929) †	123.2	810,813,328
Other Assets and Liabilities, Net	(23.2)	(152,946,938)

Net Assets	100.0	657,866,390

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $758,511,742.  At January 31, 2012, net unrealized appreciation for all securities based on tax cost was $52,301,586.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $62,607,933 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,306,347.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2012 amounted to $149,747,863, which is 22.8% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At January 31, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

S&P 500 E-Mini Index	USD	3/16/2012	153	10,007,730	380,363

Currency Abbreviations

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(d)	$647,122,798	$—	$—	$647,122,798
Short-Term Investments(d)	163,690,530	—	—	163,690,530
Derivatives(e)	380,363	—	—	380,363
Total	$811,193,691	$—	$—	$811,193,691

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended January 31, 2012.

(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on future contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ 380,363

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Blue Chip Fund, a series of DWS Investment Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 21, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 21, 2012